UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Telecom and Utilities Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract and Management Fee
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Effective September 21, 2020, the Fund’s supplemental benchmark will change from the Russell 3000 Utilities Index to a substantially similar index, the Russell 3000 Telecom and Utilities Select Index, due to the index provider transitioning to a new industry classification scheme.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
NextEra Energy, Inc.	10.0
Verizon Communications, Inc.	10.0
AT&T, Inc.	7.6
Dominion Energy, Inc.	7.5
T-Mobile U.S., Inc.	7.1
Evergy, Inc.	4.9
Sempra Energy	4.7
Exelon Corp.	4.7
Edison International	4.4
FirstEnergy Corp.	4.3
65.2

Top Five Industries as of July 31, 2020

% of fund's net assets
Electric Utilities	46.2
Diversified Telecommunication Services	19.0
Multi-Utilities	16.1
Wireless Telecommunication Services	7.6
Independent Power and Renewable Electricity Producers	5.5

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 31.0%
Diversified Telecommunication Services - 19.0%
AT&T, Inc.	2,471,500	$73,107
GCI Liberty, Inc. (a)	175,031	13,721
Verizon Communications, Inc.	1,667,404	95,842
		182,670
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	12,600	18,748
Media - 2.5%
Altice U.S.A., Inc. Class A (a)	569,400	15,368
DISH Network Corp. Class A (a)	256,900	8,249
		23,617
Wireless Telecommunication Services - 7.6%
T-Mobile U.S., Inc.	634,569	68,140
Telephone & Data Systems, Inc.	236,054	4,584
		72,724

TOTAL COMMUNICATION SERVICES		297,759

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Charah Solutions, Inc. (a)(b)	648,616	1,563
UTILITIES - 67.8%
Electric Utilities - 46.2%
American Electric Power Co., Inc.	164,962	14,332
Duke Energy Corp.	463,100	39,243
Edison International	758,600	42,231
Entergy Corp.	324,863	34,153
Evergy, Inc.	724,688	46,982
Exelon Corp.	1,164,051	44,944
FirstEnergy Corp.	1,427,177	41,388
NextEra Energy, Inc.	343,721	96,484
NRG Energy, Inc.	423,519	14,319
Pacific Gas & Electric Co. (c)	141,124	1,254
PG&E Corp. (a)	1,809,634	16,920
PG&E Corp. (c)	2,548,516	22,637
PNM Resources, Inc.	116,700	4,928
Southern Co.	440,290	24,044
		443,859
Independent Power and Renewable Electricity Producers - 5.5%
NextEra Energy Partners LP	326,700	20,321
The AES Corp.	1,241,195	18,903
Vistra Corp.	747,941	13,957
		53,181
Multi-Utilities - 16.1%
CenterPoint Energy, Inc.	1,858,047	35,321
Dominion Energy, Inc.	881,329	71,414
DTE Energy Co.	17,491	2,022
Sempra Energy	364,629	45,382
		154,139

TOTAL UTILITIES		651,179

TOTAL COMMON STOCKS
(Cost $803,656)		950,501

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.14% (d)	639,517	640
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	81,154	81
TOTAL MONEY MARKET FUNDS
(Cost $721)		721
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $804,377)		951,222
NET OTHER ASSETS (LIABILITIES) - 0.9%		8,956
NET ASSETS - 100%		$960,178

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,891,000 or 2.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Pacific Gas & Electric Co.	7/27/20	$160
PG&E Corp.	6/30/20	$24,211

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$109
Fidelity Securities Lending Cash Central Fund	2
Total	$111

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$297,759	$297,759	$--	$--
Industrials	1,563	1,563	--	--
Utilities	651,179	627,288	23,891	--
Money Market Funds	721	721	--	--
Total Investments in Securities:	$951,222	$927,331	$23,891	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71) — See accompanying schedule: Unaffiliated issuers (cost $803,656)	$950,501
Fidelity Central Funds (cost $721)	721
Total Investment in Securities (cost $804,377)		$951,222
Receivable for investments sold		6,971
Receivable for fund shares sold		99
Dividends receivable		3,447
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		5
Other receivables		128
Total assets		961,873
Liabilities
Payable for fund shares redeemed	$998
Accrued management fee	336
Transfer agent fee payable	124
Other affiliated payables	26
Other payables and accrued expenses	130
Collateral on securities loaned	81
Total liabilities		1,695
Net Assets		$960,178
Net Assets consist of:
Paid in capital		$830,123
Total accumulated earnings (loss)		130,055
Net Assets		$960,178
Net Asset Value, offering price and redemption price per share ($960,178 ÷ 38,017 shares)		$25.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$16,452
Income from Fidelity Central Funds (including $2 from security lending)		111
Total income		16,563
Expenses
Management fee
Basic fee	$2,126
Performance adjustment	120
Transfer agent fees	758
Accounting fees	164
Custodian fees and expenses	3
Independent trustees' fees and expenses	3
Registration fees	24
Audit	23
Legal	19
Miscellaneous	17
Total expenses before reductions	3,257
Expense reductions	(50)
Total expenses after reductions		3,207
Net investment income (loss)		13,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,665)
Fidelity Central Funds	(1)
Total net realized gain (loss)		(17,666)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(110,686)
Total change in net unrealized appreciation (depreciation)		(110,686)
Net gain (loss)		(128,352)
Net increase (decrease) in net assets resulting from operations		$(114,996)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,356	$26,634
Net realized gain (loss)	(17,666)	65,223
Change in net unrealized appreciation (depreciation)	(110,686)	111,759
Net increase (decrease) in net assets resulting from operations	(114,996)	203,616
Distributions to shareholders	(28,026)	(74,572)
Share transactions
Proceeds from sales of shares	46,240	127,388
Reinvestment of distributions	24,991	67,040
Cost of shares redeemed	(116,011)	(149,991)
Net increase (decrease) in net assets resulting from share transactions	(44,780)	44,437
Total increase (decrease) in net assets	(187,802)	173,481
Net Assets
Beginning of period	1,147,980	974,499
End of period	$960,178	$1,147,980
Other Information
Shares
Sold	1,804	4,630
Issued in reinvestment of distributions	985	2,395
Redeemed	(4,725)	(5,440)
Net increase (decrease)	(1,936)	1,585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Telecom and Utilities Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.73	$25.40	$26.24	$25.32	$22.31	$24.14
Income from Investment Operations
Net investment income (loss)A	.34	.69	.64	.57	.57	.50
Net realized and unrealized gain (loss)	(3.10)	4.57	1.00	1.91	3.26	(1.41)
Total from investment operations	(2.76)	5.26	1.64	2.48	3.83	(.91)
Distributions from net investment income	(.31)	(.76)	(.61)	(.55)	(.67)	(.46)
Distributions from net realized gain	(.40)	(1.17)	(1.87)	(1.01)	(.15)	(.46)
Total distributions	(.71)	(1.93)	(2.48)	(1.56)	(.82)	(.92)
Net asset value, end of period	$25.26	$28.73	$25.40	$26.24	$25.32	$22.31
Total ReturnB,C	(9.58)%	21.02%	6.41%	9.88%	17.41%	(3.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.75%	.70%	.55%	.57%	.76%
Expenses net of fee waivers, if any	.66%F	.75%	.70%	.55%	.57%	.75%
Expenses net of all reductions	.65%F	.74%	.68%	.54%	.56%	.74%
Net investment income (loss)	2.72%F	2.48%	2.49%	2.15%	2.33%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$960	$1,148	$974	$961	$992	$856
Portfolio turnover rateG	64%F	48%	77%	63%	41%	65%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Telecom and Utilities Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $97 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,481
Gross unrealized depreciation	(30,035)
Net unrealized appreciation (depreciation)	$141,446
Tax cost	$809,776

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Telecom and Utilities Fund	324,427	308,800

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Utilities Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Effective September 21, 2020, the Fund's benchmark index changed from the Russell 3000 Utilities Index to a substantially similar index, the Russell 3000 Telecom and Utilities Select Index, due to the index provider transitioning to a new industry classification scheme.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Telecom and Utilities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Telecom and Utilities Fund	$18

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Telecom and Utilities Fund	$1

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $10. Total fees paid by the Fund to NFS, as lending agent, amounted to an amount of less than five hundred dollars. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes an amount of less than five hundred dollars from securities loaned to NFS, as affiliated borrower).

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by an amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Telecom and Utilities Fund	.66%
Actual		$1,000.00	$904.20	$3.12
Hypothetical-C		$1,000.00	$1,021.58	$3.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Telecom and Utilities Fund

At its July 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) with Fidelity Management & Research Company LLC (FMR) to change the fund's performance adjustment index to a substantially similar index using the index provider's new industry classification scheme. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

The Board noted that due to the index provider transitioning to a new industry classification scheme, the fund's existing performance adjustment index, the Russell 3000 Utilities Index, would no longer include telecom companies and that the fund's new performance adjustment index, the Russell 3000 Telecom and Utilities Select Index, which includes telecom and utilities companies, would more closely align with the fund's investment mandate and maintain consistency with the composition of the fund's existing performance adjustment index. The Board also noted that, with the exception of the change to the performance adjustment index, the Amended Contract would be identical to the management contract the Board renewed at its January 2020 meeting.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with the annual renewal of the fund's current management contract. At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its January 2020 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the Amended Contract, the Board considered that the fund's management fee should not be materially impacted and would increase or decrease only as a result of the index provider's transition to a new industry classification scheme. The Board also considered that the proposed modification to the Amended Contract would result in no change in the method used to calculate the fund's management fee – including the performance adjustment component. In addition, the Board considered that the fund's management fee rate and total expense ratio would each continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board considered that the Amended Contract would not change the services provided to the fund or the party responsible for making payments under the current management contract.

Based on its review, the Board concluded that the management fees and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its January 2020 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. Because the Board was approving an amendment that should not materially impact the fund's management fee, the Board did not consider the costs of the services provided by Fidelity or the revenues received or profits realized by Fidelity to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2020 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed change should not materially impact the fund's management fee. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the Amended Contract should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000

PROPOSAL 6

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	183,390,491.318	37.014
Against	245,359,445.813	49.521
Abstain	34,728,344.047	7.009
Broker Non-Vote	31,989,110.416	6.456
TOTAL	495,467,391.593	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 6 was not approved by shareholders.

UIF-SANN-0920
1.706447.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020